INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,163	$ 1,389
Regulatory and other deferred amounts	537	532
Unrealized foreign exchange losses on long-term debt	130	154
Financial instruments	0	48
Other	46	70
Deferred tax assets, gross	1,876	2,193
Less: Valuation allowance	229	243
Deferred tax assets, net of Valuation allowance	1,647	1,950
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	5,616	6,124
Equity investments	1,219	1,087
Taxes on future revenue requirement	333	287
Other	112	81
Deferred tax liabilities, gross	7,280	7,579
Net Deferred Income Tax Liabilities	5,633	5,629
Deferred Income Tax Assets
Other long-term assets (Note 14)	509	177
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	$ 6,142	$ 5,806